Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	$ 666,658	$ 682,495
Other receivables:
Total loans receivables and other financing receivables	854,784	894,673
Payment Activity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	666,658	682,495
Other receivables:
Long-term receivable and accrued revenue included in accounts receivable and other assets	28,256	30,664
Other Internal Metrics [Member] | Performing [Member]
Other receivables:
Advances to equity accounted joint ventures (note 7)	$ 159,870	$ 181,514